Financing Guarantee Liabilities - Summary Of Movement Of Gross Carrying Amount Of Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	¥ 342,848,611
Ending balance	331,401,433	¥ 342,848,611
Financial guarantee contracts [member] | Gross carrying amount [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	64,731,369	20,969,026	¥ 4,639,331
New guarantee contracts originated	59,085,462	71,968,587	23,031,641
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(55,313,893)	(28,206,244)	(6,701,946)
Ending balance	68,502,938	64,731,369	20,969,026
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	64,416,918	20,898,499	4,600,281
New guarantee contracts originated	59,085,462	71,968,587	23,031,641
Transfers financial assets Stage	(5,760,786)	(1,261,287)	(373,494)
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(50,729,902)	(27,188,881)	(6,359,929)
Ending balance	67,011,692	64,416,918	20,898,499
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(5,887,854)	(1,296,115)	(392,721)
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	127,068	34,828	19,227
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	314,451	70,527	39,050
Transfers financial assets Stage	5,760,786	1,261,287	373,494
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(4,583,991)	(1,017,363)	(342,017)
Ending balance	1,491,246	314,451	70,527
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	5,887,854	1,296,115	392,721
Financial guarantee contracts [member] | Gross carrying amount [member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(127,068)	(34,828)	(19,227)
Financial guarantee contracts [member] | Accumulated Impairment [Member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	2,697,109	748,674	242,749
New guarantee contracts originated	980,980	1,126,819	344,770
Transfers financial assets Stage	925,305	197,301	65,409
Net impact on expected credit loss by stage transfers	925,305	197,301	65,409
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(6,538,168)	(1,865,476)	(489,478)
Changes in parameters of expected credit loss model	7,698,143	2,489,791	585,224
Ending balance	5,763,369	2,697,109	748,674
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	2,402,385	688,080	211,913
New guarantee contracts originated	980,980	1,126,819	344,770
Transfers financial assets Stage	(4,462,900)	(978,068)	(228,744)
Net impact on expected credit loss by stage transfers	(63,416)	(17,444)	(9,866)
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(2,201,596)	(911,219)	(217,235)
Changes in parameters of expected credit loss model	7,656,851	2,476,773	577,376
Ending balance	4,375,720	2,402,385	688,080
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	(4,514,480)	(993,204)	(233,701)
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 1 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	114,996	32,580	14,823
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member]
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Beginning balance	294,724	60,594	30,836
Transfers financial assets Stage	5,388,205	1,175,369	294,153
Net impact on expected credit loss by stage transfers	988,721	214,745	75,275
Guarantee liabilities de-recognized and other adjusted in the current period (including repayments of loans and guarantee payments)	(4,336,572)	(954,257)	(272,243)
Changes in parameters of expected credit loss model	41,292	13,018	7,848
Ending balance	1,387,649	294,724	60,594
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 1 to stage 2
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	4,514,480	993,204	233,701
Financial guarantee contracts [member] | Accumulated Impairment [Member] | Stage 2 [member] | — From stage 2 to stage 1
Movement Of Gross Carrying Amount Of Financing Guarantee Commitments [Line Items]
Transfers financial assets Stage	¥ (114,996)	¥ (32,580)	¥ (14,823)